Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities
6. Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
	2021	2020
	(in thousands)
Accrued construction expenses	$11,192	$—
Accrued insurance	2,582	—
Accrued payroll	792	1,125
Accrued agriculture expenses	461	—
Accrued legal fees	273	—
Accrued other	748	169

Total accrued liabilities	$16,048	$1,294